Financial Instruments - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (20)	$ 1	$ (83)
Net changes in fair value of derivatives	(135)	3	53
Net losses reclassified from accumulated other comprehensive income into income	93	(24)	31
Accumulated derivative net losses, end of period	(62)	(20)	1
Income Tax
Accumulated derivative net losses, beginning of period	(2)	0	(5)
Net changes in fair value of derivatives	24	(4)	3
Reclassification from AOCI, Current Period, Tax	(14)	2	2
Accumulated derivative net losses, end of period	8	(2)	0
After-Tax Amount
Accumulated derivative net losses, beginning of period	(22)	1	(88)
Net changes in fair value of derivatives	(111)	(1)	56
Net losses reclassified from accumulated other comprehensive income into income	79	(22)	33
Accumulated derivative net losses, end of period	$ (54)	$ (22)	$ 1